LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2020	2019
Entertainment production costs	$68,804	$76,795
Less: accumulated amortization	(68,804)	(72,230)

Entertainment production costs, net	—	4,565
Advance payments for construction costs	59,564	32,911
Other long-term assets and other	58,209	53,177
Long-term prepayments	49,648	408
Deferred financing costs, net	44,033	885
Deferred rent assets	34,311	37,835
Other deposits	13,984	16,709
Input value-added tax, net	13,172	12,469
Deposits for acquisition of property and equipment	11,687	13,642
Long-term casino accounts receivables, net of allowances for credit losses of $16,517 and $25,026	—	3,877

Long-term prepayments, deposits and other assets	$284,608	$176,478